Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

6 Segment information

The Group has reviewed its assessment of reportable segments under IFRS 8 ‘Operating Segments’ and concluded that the Group continues to have one reportable segment.

This determination is considered to be a Key Judgement and this judgement has been taken with reference to the following factors:

1 The level of integration across the different functions of the Group’s pharmaceutical business:

AstraZeneca is engaged in a single business activity of pharmaceuticals and the Group does not have multiple operating segments. AstraZeneca’s pharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

2 The identification of the Chief Operating Decision Maker (CODM) and the nature and extent of the financial information reviewed by the CODM:

The SET, established and chaired by the CEO, is the vehicle through which the CEO exercises the authority delegated to him from the Board for the management, development and performance of AstraZeneca as a whole. It is considered that the SET is AstraZeneca’s Chief Operating Decision Making body (as defined by IFRS 8). The operation of the SET is principally driven by the management of the Commercial operations, R&D, manufacturing and supply and enabling functions. All significant operating decisions are undertaken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub team for implementation. The ability of the enterprise to develop, produce, deliver and commercialise a wide range of pharmaceutical products are central to the SET decision-making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group’s IFRS Financial Statements. The high upfront cost of discovering and developing new products, coupled with the relatively insignificant and stable unit cost of production, means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET. The focus of additional financial information reviewed is at brand sales and Gross Margin level within specific geographies. Expenditure analysis is completed for the science units, operations and enabling functions; there is no allocation of these centrally managed Group costs to the individual product or brands. The bonus of SET members’ continues to be derived from the Group scorecard outcome as discussed in our Directors’ Remuneration Report.

3 How resources are allocated:

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group’s Early-Stage Product Committees and Late-Stage Product Committees.

Geographic areas

The following table shows information for Total Revenue by geographic area and material countries. The additional tables show the Operating profit and Profit before tax made by companies located in that area, together with Non-current assets, Total assets, Assets acquired, Net operating assets, and Property, plant and equipment owned by the same companies. Product Sales by geographic market are included in the area/country where the legal entity resides and from which those sales were made.

			Total Revenue
	2023	2022	2021
	$m	$m	$m
UK	3,368	3,117	3,245

Rest of Europe
France	1,152	1,107	915
Germany	2,099	1,902	1,486
Italy	813	735	577
Spain	847	738	578
Sweden	1,704	1,721	2,322
Others	3,110	2,706	1,949
	9,725	8,909	7,827
The Americas
Canada	967	1,166	772
US	18,121	17,278	12,047
Others	1,683	1,175	1,203
	20,771	19,619	14,022
Asia, Africa & Australasia
Australia	390	571	547
China	5,872	5,743	6,002
Japan	3,640	3,986	3,395
Others	2,045	2,406	2,379
	11,947	12,706	12,323
Total Revenue	45,811	44,351	37,417

Total Revenue outside of the UK totalled $42,443m for the year ended 31 December 2023 (2022: $41,234m; 2021: $34,172m).

		Operating profit/(loss)			Profit/(loss) before tax
	2023	2022	2021	2023	2022	2021
	$m	$m	$m	$m	$m	$m
UK	665	1,120	(950)	(577)	272	(1,477)
Rest of Europe	4,885	2,945	2,999	4,999	2,709	2,682
The Americas	1,495	(954)	(1,936)	1,328	(1,140)	(2,401)
Asia, Africa & Australasia	1,148	646	943	1,149	660	931
Continuing operations	8,193	3,757	1,056	6,899	2,501	(265)

		Non-current assets		[1,2]			Total assets
	2023	2022	2021		2023	2022	2021
	$m	$m	$m		$m	$m	$m
UK	8,626	8,208	7,310		19,616	16,786	16,615
Rest of Europe	32,905	34,301	38,286		40,638	40,669	48,383
The Americas	26,524	25,425	26,333		34,754	32,990	34,301
Asia, Africa & Australasia	910	929	1,078		6,111	6,038	6,064
Continuing operations	68,965	68,863	73,007		101,119	96,483	105,363

			Assets acquired	[3]		Net operating assets		[4]
	2023	2022	2021		2023	2022	2021
	$m	$m	$m		$m	$m	$m
UK	812	2,301	810		5,275	3,863	3,239
Rest of Europe	1,770	522	26,527		32,920	32,726	40,161
The Americas	1,925	421	10,810		22,746	23,290	24,786
Asia, Africa & Australasia	117	51	94		1,405	1,895	736
Continuing operations	4,624	3,295	38,241		62,346	61,774	68,922

1	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
2	The Group has revised the presentation of Non-current assets to exclude certain financial assets and post-employment benefit assets which previously had been included in this disclosure. This resulted in a decrease in 2022 of $1,690m and in 2021 of $1,680m.
3	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
4	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, Retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2023	2022	2021
	$m	$m	$m
UK	2,831	2,526	2,542
Ireland	1,164	1,040	969
Sweden	1,678	1,472	1,593
US	2,371	2,176	2,660
Rest of the world	1,358	1,293	1,419
Continuing operations	9,402	8,507	9,183

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2023	2022	2021
	$m	$m	$m
UK	978	996	1,206
Rest of Europe	8,201	7,503	6,792
The Americas	20,855	20,126	14,893
Asia, Africa & Australasia	13,755	14,373	13,650
Continuing operations	43,789	42,998	36,541

Product Sales are recognised when control of the goods has been transferred to a third party. A significant proportion of this is upon delivery of the products to wholesalers. One wholesaler (2022: one; 2021: one) individually represented greater than 10% of Product Sales. The value of Product Sales to this wholesaler was $6,513m (2022: $5,387m; 2021: $4,862m).